TRADE ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
Trade receivables		$ 806	$ 489
Total	$ 1,202	$ 806	$ 489